Deferred compensation awards - SAR Plan A awards, weighted-average assumptions (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred Compensation Awards [Abstract]
Expected volatility			33.30%
Expected dividends yield			3.67%
Expected lives (in years)			4 years 6 months
Risk-free interest rate			0.10%